Long-Term Debt (Phantom - Interest Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 19, 2014	Nov. 12, 2014	Mar. 07, 2014
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net	22.7
Line of Credit
Debt Instrument [Line Items]
EuroDollar Rate/Letter of Credit	1.90%
2.7% Senior Notes due 2019
Debt Instrument [Line Items]
Senior notes fixed interest rate	2.70%	2.70%
Debt Instrument, Unamortized Discount (Premium), Net	(0.5)
4.4% Senior Notes due 2024
Debt Instrument [Line Items]
Senior notes fixed interest rate	4.40%	4.40%	4.40%
Debt Instrument, Unamortized Discount (Premium), Net	3.2
5.6% Senior Notes due 2044
Debt Instrument [Line Items]
Senior notes fixed interest rate	5.60%	5.60%
Debt Instrument, Unamortized Discount (Premium), Net	(0.3)
5.05% Senior Notes due 2045
Debt Instrument [Line Items]
Senior notes fixed interest rate	5.05%		5.05%
Debt Instrument, Unamortized Discount (Premium), Net	(1.7)
7.125% Senior Notes due 2022
Debt Instrument [Line Items]
Senior notes fixed interest rate	7.125%			7.125%
Debt Instrument, Unamortized Discount (Premium), Net	21.9			$ 29.5